Operating expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Operating Expenses by Function

All figures in £ millions	2020	2019	2018
By function:
Cost of goods sold	1,767	1,858	1,943

Operating expenses
Distribution costs	59	73	88
Selling, marketing and product development costs	572	631	759
Administrative and other expenses	816	999	1,039
Restructuring costs	—	157	90
Other income	(45)	(54)	(69)

Total net operating expenses	1,402	1,806	1,907
Other net gains and losses	(178)	(16)	(230)

Total	2,991	3,648	3,620

Summary of Analysis of Restructuring Costs

All figures in £ millions	2020	2019	2018
By nature:
Product costs	—	16	12
Employee costs	—	90	56
Depreciation and amortisation	—	14	1
Property and facilities	—	12	(5)
Technology and communications	—	2	1
Professional and outsourced services	—	17	9
General and administrative costs	—	6	16

Total restructuring – operating expenses	—	157	90

Share of associate restructuring	—	2	12

Total	—	159	102

Summary of Operating Expenses by Nature

All figures in £ millions	Notes	2020	2019	2018
By nature:
Royalties expensed		191	242	236
Other product costs		349	466	516
Employee benefit expense	5	1,337	1,452	1,637
Contract labour		67	139	161
Employee-related expense		30	94	115
Promotional costs		233	254	233
Depreciation of property, plant and equipment	10	125	123	66
Amortisation of intangible assets – pre-publication	20	280	271	338
Amortisation of intangible assets – software	11	112	115	88
Amortisation and impairment of intangible assets – other	11	80	151	99
Property and facilities		85	96	147
Technology and communications		216	196	192
Professional and outsourced services		498	480	396
Other general and administrative costs		71	104	85
Costs capitalised		(460)	(465)	(390)
Other net gains and losses		(178)	(16)	(230)
Other income		(45)	(54)	(69)

Total		2,991	3,648	3,620

Summary of Services From the Group's Auditors

All figures in £ millions	2020	2019	2018
The audit of parent company and consolidated financial statements	5	5	4
The audit of the company’s subsidiaries	2	2	2

Total audit fees	7	7	6
Audit-related and other assurance services	—	—	1
Other non-audit services	—	—	—

Total other services	—	—	1
Total non-audit services	—	—	1

Total	7	7	7

Summary of Reconciliation Between Audit and Non-Audit Service Fees
Reconciliation between audit and
non-audit
service fees is shown below:

All figures in £ millions	2020	2019	2018
Group audit fees including fees for attestation under section 404 of the Sarbanes-Oxley Act	7	7	6
Non-audit fees	—	—	1

Total	7	7	7